Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-43089 and 811-06431

AMG FUNDS

AMG GW&K Municipal Bond Fund

AMG GW&K Small Cap Core Fund

AMG GW&K Municipal Enhanced Yield Fund

(Prospectus dated April 28, 2014)

(Statement of Additional Information dated April 28, 2014)

AMG FUNDS II

AMG GW&K Enhanced Core Bond Fund

(Prospectus dated April 28, 2014)

(Statement of Additional Information dated April 28, 2014)

Supplement dated March 30, 2015 to the

Prospectuses and Statements of Additional Information dated as noted above

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund, each a series of AMG Funds, and AMG GW&K Enhanced Core Bond Fund, a series of AMG Funds II (the “Funds”), contained in the Prospectuses and Statements of Additional Information dated as noted above.

Effective as of the date of this Supplement, the Funds’ subadvisor, Gannett Welsh & Kotler, LLC, will change its name to GW&K Investment Management, LLC. Consequently, all references in the Prospectuses and Statements of Additional Information to the Funds’ subadvisor should be read as references to GW&K Investment Management, LLC.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST300